SUTHERLAND ASBILL &  BRENNAN LLP

1275 Pennsylvania Ave., NW

Washington, DC  20004-2415

202.383.0100  Fax 202.637.3593

www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

October 16 , 2012

VIA EDGAR

Michael Shaffer, Esq.

John Ganley, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Re:	AmericaFirst Quantitative Funds (the “Trust”) File Nos. 333-179594 and 811-22669

Dear Dear Messrs. Shaffer and Ganley:

On October 1, 2012, we spoke regarding the Trust’s first pre-effective amendment (the “Amendment”) and a letter of correspondence that was filed on behalf of the Trust on August 23, 2012 in response to comments I received on July 13, 2012 from Bo Howell.  During our conversation on October 1st, you provided additional comments.  On behalf of the Trust, those comments are set forth below along with the Trust’s response to each comment.  All changes are included in pre-effective amendment no. 2, which is being filed at the same time as this letter.

Comment 1:  Given that the Income Trends Fund has the word “income” in its name, it must have an investment objective of seeking income.

Response:  The Fund’s investment objective has been revised to read as follows:

“The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation.  The Fund seeks total return as a secondary investment objective.”

Comment 2:  If the AmericaFirst Defensive Growth Fund intends to invest more than 25% of its total assets in each of the consumer staples and healthcare industries, this must be clearly stated in the Fundamental Investment Policies.

Response:  Fundamental Investment Policy (g) has been revised to read as follows”

“…except that the AmericaFirst Defensive Growth Fund will invest more than 25% of its total assets in each of the consumer staples and healthcare industries.”

Comment 3:  The signature page incorrectly omits the signature of the Principal Executive Officer.

Response:  Pre-effective amendment no. 2, being filed at the same time as this letter, has a correctly executed signature page.

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We hope that the foregoing has been responsive to your comments.  If you have any questions or concerns about the responses set forth above, please call the undersigned at 202-383-0472 or Steve Boehm at 202-383-0176.

/s/Cynthia R. Beyea

Cynthia R. Beyea

cc:	Rick Gonsalves, AmericaFirst Robert Roach, AmericaFirst Steven Boehm, Sutherland

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